Non-Current Provisions And Other Non-Current Liabilities - Summary of Movements in Non-Current Provisions (Details) € in Millions	6 Months Ended
	Jun. 30, 2025 EUR (€)
Reconciliation of changes in other provisions [abstract]
Beginning balance	€ 5,762
Increases in provisions and other liabilities	(615)
Provisions utilized	(616)
Transfers	(255)	[1]
Net interest related to employee benefits, and unwinding of discount	60
Net interest related to employee benefits, and unwinding of discount	(197)
Currency translation differences	(255)
Actuarial gains and losses on defined-benefit plans (B.12.1.)	(111)
Ending balance	5,003
United Kingdom | Plan assets
Reconciliation of changes in other provisions [abstract]
Net defined benefit liability (asset)	101
Provisions for pensions & other post-employment benefits
Reconciliation of changes in other provisions [abstract]
Beginning balance	1,992
Increases in provisions and other liabilities	(69)	[2]
Provisions utilized	(167)	[2]
Transfers	(4)	[1]
Net interest related to employee benefits, and unwinding of discount	37
Net interest related to employee benefits, and unwinding of discount	(17)	[2]
Currency translation differences	(94)
Actuarial gains and losses on defined-benefit plans (B.12.1.)	(111)
Ending balance	1,705
Provisions for other long-term benefits
Reconciliation of changes in other provisions [abstract]
Beginning balance	821
Increases in provisions and other liabilities	(78)
Provisions utilized	(61)
Transfers	0	[1]
Net interest related to employee benefits, and unwinding of discount	1
Net interest related to employee benefits, and unwinding of discount	0
Currency translation differences	(74)
Actuarial gains and losses on defined-benefit plans (B.12.1.)	0
Ending balance	765
Restructuring provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	799
Increases in provisions and other liabilities	(175)
Provisions utilized	(10)
Transfers	(158)	[1]
Net interest related to employee benefits, and unwinding of discount	2
Net interest related to employee benefits, and unwinding of discount	(2)
Currency translation differences	(4)
Actuarial gains and losses on defined-benefit plans (B.12.1.)	0
Ending balance	802
Other provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	2,150
Increases in provisions and other liabilities	(293)
Provisions utilized	(378)
Transfers	(93)	[1]
Net interest related to employee benefits, and unwinding of discount	20
Net interest related to employee benefits, and unwinding of discount	(178)
Currency translation differences	(83)
Actuarial gains and losses on defined-benefit plans (B.12.1.)	0
Ending balance	€ 1,731

[1]	(b) Mainly transfers to Current provisions and other current liabilities
[2]
(a)    In the case of “Provisions for pensions and other post-employment benefits”, the “Increases in provisions” line corresponds to rights vesting in employees during the period, and past service cost; the “Provisions utilized” line corresponds to contributions paid into pension funds and to beneficiaries; and the “Reversals of unutilized provisions” line corresponds to plan curtailments, settlements and amendments.